Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

15. Related-Party Transactions

        During the years ended December 31, 2016, 2015 and 2014, the Company purchased marketing services from Recreation, Inc., a brand strategy and design agency headquartered in San Francisco, California for $697,000, $1,016,000 and $984,000, respectively. John D. Simpson, the Company's Senior Vice President of Sales, was the Chief Executive Officer of Recreation, Inc. until March 2015 and is the son of Dr. John B. Simpson, the Company's founder and the Executive Chairman of the Board of Directors. As of December 31, 2016 and 2015, amounts due to Recreation, Inc., included in accounts payable and accrued liabilities, were $6,000 and $76,000, respectively.

        From October 2013 through July 2014, the Company entered into convertible notes with certain investors, including existing stockholders, some members of the Board of Directors and their affiliated companies and some members of management for a total aggregate principal amount of $18,192,000 (Note 8) and issued warrants to purchase shares of the Company's common stock at an exercise price of $504.00 per share. The issuance of $5,122,000 of the total aggregate principal amount of the convertible notes was considered a related-party transaction. In September 2015, the Company repaid all amounts outstanding under the convertible notes. As of December 31, 2016 and 2015, the carrying value of the related-party convertible notes was none. For the years ended December 31, 2016, 2015 and 2014, the Company recognized none, $388,000 and $1,021,000, respectively, of interest expense related to the related-party convertible notes within interest expense in the Company's statements of operations and comprehensive loss.

        In April 2015, the Company entered into an agreement with Chansu Consulting, LLC ("Chansu") to provide consulting services related to regulatory affairs. The General Partner of Chansu is the son-in-law of Dr. John B. Simpson, the Company's founder and the Executive Chairman of the Board of Directors. For the year ended December 31, 2016 and 2015, Chansu provided regulatory consulting services of $3,000 and $17,000, respectively. As of December 31, 2016 and 2015, there were no amounts due to Chansu included in accounts payable and accrued liabilities.

        In October 2015, the Company entered into an agreement with Consensys Imaging Service ("Consensys") to provide field engineers to assist the Company with the installation, service and maintenance of its Lightbox consoles. Jeffrey M. Soinski, the Company's President, Chief Executive Officer and a member of its Board of Directors is also a member of the Board of Directors of Consensys. For the year ended December 31, 2016 and 2015, Consensys provided services of $123,000 and none, respectively. As of December 31, 2016 and 2015, amounts due to Consensys included in accounts payable and accrued liabilities, were $20,000 and none, respectively.